Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Forward agreements to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2020
Notional Amount	$ 7,089	$ 7,692
Fair Value Liability	(22)	(315)
Fair Value Asset	$ 682	$ 20
Forward agreements to purchase foreign currency [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021
Notional Amount	$ 4,399
Fair Value Liability	(52)
Fair Value Asset	$ 89
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2020
Notional Amount		$ 107
Fair Value Liability		0
Fair Value Asset		$ 2